Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Total debt	$ 303,820	$ 267,748
Less: current portion	(7,186)	(33,654)
Long-term debt, net	296,634	234,094
Term Loan [Member]
Long-term debt
Total debt	184,187	168,733
Borrowings under credit facility [Member]
Long-term debt
Total debt	104,407	59,357
6.5% senior convertible notes, net [Member]
Long-term debt
Total debt		32,050
Capital lease obligations [Member]
Long-term debt
Total debt	3,598	5,418
Other obligations [Member]
Long-term debt
Total debt	$ 11,628	$ 2,190